Summary of Significant Accounting Policies (Details) - Schedule of Class A Common Stock Subject to Redemption - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Gross proceeds				$ 287,500,000
Proceeds allocated to Public Warrants				(13,081,250)
Class A common stock issuance costs				(15,632,692)
Remeasurement of carrying value to redemption value	$ 757,312	$ (121,070)	$ 2,355,234	31,531,449
Class A common stock subject to possible redemption	$ 46,049,915	$ 45,292,603	45,413,673	$ 290,317,507
Redemption			$ (247,259,068)